SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2023	$ 44,011	$ 41,668
Foreign currency exchange adjustments	(1,125)	2,343
Balance at December 31, 2024	42,886	44,011
Soft Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2023	33,151	31,410
Foreign currency exchange adjustments	(890)	1,741
Balance at December 31, 2024	32,261	33,151
Durum Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2023	2,411	2,277
Foreign currency exchange adjustments	(52)	134
Balance at December 31, 2024	2,359	2,411
Couscous and Pasta [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2023	8,449	7,981
Foreign currency exchange adjustments	(183)	468
Balance at December 31, 2024	$ 8,266	$ 8,449